Deposits to institutional cooperators, net (Tables)	12 Months Ended
Dec. 31, 2025
Deposits to institutional cooperators, net
Schedule of deposits to cooperators

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deposits to institutional cooperators	1,964,168,534	1,718,689,880	245,769,384
Provision for credit losses on deposits to institutional cooperators	(5,871,290)	(5,096,518)	(728,792)
Deposits to institutional cooperators, net	1,958,297,244	1,713,593,362	245,040,592

Schedule of movement of the provision for deposits to institutional co-operators

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2023	institutional cooperators	institutional cooperators	2024
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	2,649,017	3,222,273	—	5,871,290

		(Reversal of)
		provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2024	institutional cooperators	institutional cooperators	2025
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	5,871,290	(774,772)	—	5,096,518

		(Reversal of)
		provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2024	institutional cooperators	institutional cooperators	2025
	US$	US$	US$	US$
Deposits to institutional cooperators	839,583	(110,791)	—	728,792